GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
June 30, 2023

Principal Amount		Value
	SHORT TERM INVESTMENTS - 88.91%
	Certificate of Deposits - 50.10%
	Bank of America NA
$10,000,000	5.200%, 10/10/2023	$9,991,019
10,000,000	5.700%, 04/12/2024	10,006,636
	Bank of Montreal
5,000,000	5.000%, 10/06/2023	4,991,306
7,000,000	5.430% (SOFR + 0.370%), 01/03/2024 (a)	6,999,123
8,000,000	5.710% (SOFR + 0.650%), 06/14/2024 (a)	8,001,008
	Bank of Nova Scotia
4,000,000	4.990% (SOFR + 0.680%), 08/16/2023 (a)	4,000,000
10,000,000	5.010% (SOFR + 0.700%), 08/17/2023 (a)	10,000,000
5,000,000	5.480% (SOFR + 0.420%), 01/26/2024 (a)	4,999,235
	CIBC
5,000,000	5.200%, 09/21/2023	4,997,746
5,000,000	5.600%, 03/06/2024	4,986,984
10,000,000	5.810%, 03/26/2024	9,990,749
	Cooperatieve Centrale Raiffe
10,000,000	5.020% (SOFR + 0.710%), 11/24/2023 (a)	10,015,536
10,500,000	5.300%, 12/14/2023	10,476,472
22,000,000	DNB Bank ASA
	5.000%, 07/05/2023	22,000,000
6,000,000	Mitsubishi Trust & Banking Corp.
	5.540%, 09/21/2023	6,000,792
	Mizuho Bank, Ltd.
10,000,000	5.510% (SOFR + 0.450%), 10/25/2023 (a)	10,003,909
10,000,000	5.350%, 02/07/2024	9,963,083
	Nordea Bank
10,000,000	3.790% (SOFR + 0.770%), 10/23/2023 (a)	10,014,385
5,000,000	5.330% (SOFR + 0.270%), 02/16/2024 (a)	4,995,917
5,000,000	5.580% (SOFR + 0.520%), 03/08/2024 (a)	5,002,926
	Oversea-Chinese Banking Corp., Ltd.
3,000,000	5.550%, 10/10/2023	3,000,153
17,000,000	5.410% (SOFR + 0.350%), 11/01/2023 (a)	17,001,412
	Skandinaviska Enskilda Bank
10,000,000	5.430% (SOFR + 0.370%), 10/20/2023 (a)	10,004,051
10,000,000	5.450%, 10/25/2023	9,998,570
	Sumitomo Mitsui Banking Corp.
10,000,000	5.090%, 08/23/2023	10,000,000
5,000,000	5.550%, 09/26/2023	5,000,490
5,000,000	5.490% (SOFR + 0.430%), 11/17/2023 (a)	5,000,608
8,000,000	Svenska Handelsbanken - A Shares
	5.100% (SOFR + 0.790%), 10/25/2023 (a)	8,014,690
	Toronto Dominion Bank
3,000,000	4.020%, 08/22/2023	3,000,000
15,000,000	5.320%, 09/27/2023	14,989,942
2,000,000	5.701%, 07/02/2024 (e)	1,999,739
5,000,000	Westpac Banking Corp.
	5.290% (SOFR + 0.230%), 02/22/2024 (a)	4,994,335
		260,440,816
Number of Shares
	Money Market Funds - 6.25%
32,481,628	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (b)(d)	32,481,628

Principal Amount
	U.S. Treasury Bills - 32.56%
$20,000,000	5.168%, 07/05/2023 (c)(e)	19,988,750
10,000,000	5.096%, 07/06/2023 (c)(e)	9,993,094
12,500,000	5.125%, 07/18/2023 (c)(e)	12,470,442
10,000,000	5.077%, 08/01/2023 (e)	9,957,203
10,000,000	5.154%, 08/03/2023 (e)	9,953,800
5,000,000	5.163%, 08/08/2023 (e)	4,973,400
12,500,000	5.134%, 08/10/2023 (c)(e)	12,430,555
5,000,000	5.177%, 08/15/2023 (e)	4,968,422
5,000,000	5.223%, 08/17/2023 (e)	4,966,692
10,000,000	5.236%, 08/22/2023 (e)	9,926,189
13,000,000	4.906%, 09/07/2023 (c)(e)	12,877,273
15,000,000	5.373%, 09/19/2023 (c)(e)	14,832,210
12,000,000	4.801%, 09/21/2023 (c)(e)	11,862,378
14,500,000	5.125%, 09/28/2023 (c)(e)	14,319,054
6,000,000	5.033%, 10/19/2023 (e)	5,906,400
10,000,000	5.162%, 11/02/2023 (c)(e)	9,823,608
		169,249,470
	Total Short Term Investments (cost $462,259,510)	462,171,914
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.72%
112,938,750	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (b)	112,938,750
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $112,938,750)	112,938,750

	Total Investments (Cost $575,198,260) - 110.63%	575,110,664
	Liabilities in Excess of Other Assets - (10.63)%	(55,246,023)
	TOTAL NET ASSETS - 100.00%	$519,864,641

Percentages are stated as a percent of net assets.
(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of June 30, 2023.
(b)	Seven-day yield as of June 30, 2023.
(c)	All or portion of this security is on loan.
(d)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(e)	Zero coupon bond. The effective yield is listed.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
June 30, 2023

Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
Brazilian Real Futures	143	Long	$2,967,250	Jul-23	$(7,661)
British Pound Futures	525	Long	41,668,594	Sep-23	238,909
CAC40 Index Futures	148	Long	11,967,810	Jul-23	282,727
Canadian Dollar Futures	533	Long	40,310,790	Sep-23	(127,956)
Cocoa Futures (a)	137	Long	4,593,610	Sep-23	390,718
DAX® Index Futures	29	Long	12,873,137	Sep-23	122,040
DJIA E-Mini CBOT Futures	74	Long	12,817,910	Sep-23	153,509
ECX Emissions Futures (a)	6	Long	583,226	Dec-23	(3,420)
E-mini NASDAQ 100 Futures	114	Long	34,968,360	Sep-23	794,150
E-mini Russell 2000 Futures	52	Long	4,949,620	Sep-23	19,198
E-mini S&P 500 Futures	175	Long	39,272,188	Sep-23	914,673
E-mini S&P Mid Cap 400 Futures	29	Long	7,667,890	Sep-23	200,958
Euro Fx Futures	147	Long	20,126,138	Sep-23	(27,577)
Euro Stoxx 50® Index Futures	420	Long	20,289,169	Sep-23	481,248
Euro Stoxx 600 Futures	302	Long	7,642,107	Sep-23	24,244
Euro-BTP Futures	49	Long	6,208,278	Sep-23	(4,357)
FTSE 100 Index Futures	87	Long	8,332,620	Sep-23	(79,631)
FTSE JSE Top 40 Futures	56	Long	2,113,309	Sep-23	(46,603)
FTSE MIB Index Futures	66	Long	10,213,428	Sep-23	375,723
FTSE Taiwan Index Futures	200	Long	11,556,000	Jul-23	(93,980)
Gold 100 Oz. Futures (a)	18	Long	3,472,920	Aug-23	(95,981)
IBEX 35® Index Futures	71	Long	7,398,900	Jul-23	199,272
Indian Rupee Futures	80	Long	1,947,360	Jul-23	(2,375)
Live Cattle Futures (a)	242	Long	17,150,540	Aug-23	1,416,973
LME Copper Futures (a)(b)	4	Long	492,216	Sep-23	(66,537)
LME Nickel Futures (a)(b)	4	Long	831,700	Sep-23	(16,321)
LME Zinc Futures (a)(b)	3	Long	179,194	Sep-23	1,718
Mexican Peso Futures	1,019	Long	29,286,060	Sep-23	265,945
MSCI EAFE Index Futures	155	Long	16,705,125	Sep-23	135,723
MSCI Emerging Markets Index Futures	81	Long	4,041,495	Sep-23	(135,818)
Nikkei 225 Futures	88	Long	20,229,114	Sep-23	669,531
OMXS30 Futures	437	Long	9,384,964	Jul-23	810
RBOB Gasoline Futures (a)	7	Long	723,975	Aug-23	33,947
S&P/TSX 60 Index Futures	21	Long	3,863,461	Sep-23	61,750
SGX Iron Ore 62% Futures (a)	93	Long	1,014,351	Aug-23	(6,207)
Silver Futures (a)	19	Long	2,186,900	Sep-23	(128,636)
Soybean Futures (a)	66	Long	4,432,725	Nov-23	5,364
Soybean Meal Futures (a)	53	Long	2,105,690	Dec-23	(84,394)
SPI 200 Index Futures	102	Long	12,164,293	Sep-23	115,515
Sugar No. 11 Futures (a)	232	Long	5,921,754	Sep-23	(629,313)
Swiss Franc Futures	101	Long	14,220,169	Sep-23	139,987
Topix Index Futures	154	Long	24,418,864	Sep-23	768,560
3 Month SOFR Futures	(865)	Short	(204,659,000)	Mar-24	262,512
90-Day Bank Bill Futures	(396)	Short	(260,761,866)	Dec-23	62,042
Australian 10-Year Treasury Bond Futures	(361)	Short	(27,937,197)	Sep-23	152,259
Australian 3-Year Treasury Bond Futures	(1,428)	Short	(100,482,423)	Sep-23	520,129
Australian Dollar Futures	(179)	Short	(11,953,620)	Sep-23	62,291
Bank Accept Futures	(277)	Short	(49,380,647)	Dec-23	(5,021)
Brent Crude Futures (a)	(106)	Short	(13,452,063)	Aug-23	6,228
Canadian 10-Year Bond Futures	(196)	Short	(18,128,613)	Sep-23	(58,374)
Coffee 'C' Futures (a)	(53)	Short	(1,875,246)	Sep-23	(392,411)
Copper Futures (a)	(30)	Short	(2,819,625)	Sep-23	5,173
Cotton No. 2 Futures (a)	(54)	Short	(2,169,990)	Dec-23	63,264
Euribor 3 Month Futures	(1,028)	Short	(269,249,580)	Dec-23	(29,872)
Euro-Bobl Futures	(304)	Short	(38,383,972)	Sep-23	401,115
Euro-BTP Futures - Short	(288)	Short	(32,887,977)	Sep-23	181,387
Euro-Bund Futures	(116)	Short	(16,928,744)	Sep-23	87,236
Euro-Buxl® 30 Year Futures	(44)	Short	(6,702,604)	Sep-23	(172,887)
Euro-OAT Futures	(139)	Short	(19,475,350)	Sep-23	32,609
Euro-Schatz Futures	(1,214)	Short	(138,896,903)	Sep-23	845,524
FTSE China A50 Index Futures	(630)	Short	(7,776,090)	Jul-23	(46,746)
Hang Seng Index Futures	(11)	Short	(1,320,042)	Jul-23	5,907
HSCEI Index Futures	(31)	Short	(1,256,655)	Jul-23	(4,547)
ICE 3 Month Sonia Futures	(733)	Short	(218,217,377)	Mar-24	277,924
Japanese Yen Futures	(890)	Short	(78,014,063)	Sep-23	2,480,172
KC HRW Wheat Future (a)	(16)	Short	(640,200)	Dec-23	(3,933)
Lean Hogs Futures (a)	(87)	Short	(3,222,480)	Aug-23	(417,935)
LME Aluminium Futures (a)(b)	(131)	Short	(7,033,063)	Sep-23	663,972
LME Copper Futures (a)(b)	(8)	Short	(1,663,400)	Sep-23	(21,802)
LME Nickel Futures (a)(b)	(17)	Short	(2,091,918)	Sep-23	197,269
LME Zinc Futures (a)(b)	(62)	Short	(3,703,338)	Sep-23	325,745
Long Gilt Futures	(258)	Short	(31,226,060)	Sep-23	123,845
Low Sulphur Gas Oil Futures (a)	(82)	Short	(5,760,500)	Aug-23	(104,385)
MSCI Singapore Index Futures	(13)	Short	(277,706)	Jul-23	136
Natural Gas Futures (a)	(160)	Short	(4,438,400)	Aug-23	(106,392)
New Zealand Dollar Futures	(102)	Short	(6,259,230)	Sep-23	(6,634)
NY Harbor ULSD Futures (a)	(59)	Short	(6,051,276)	Aug-23	(169,882)
Palladium Futures (a)	(13)	Short	(1,588,600)	Sep-23	309,057
Platinum Futures (a)	(10)	Short	(456,600)	Oct-23	(66)
South African Rand Futures	(368)	Short	(9,696,800)	Sep-23	68,491
Soybean Oil Futures (a)	(53)	Short	(3,160,125)	Dec-23	131,544
U.S. Treasury 10-Year Note Futures	(262)	Short	(29,413,594)	Sep-23	479,656
U.S. Treasury 2-Year Note Futures	(977)	Short	(198,666,844)	Sep-23	2,152,200
U.S. Treasury 5-Year Note Futures	(471)	Short	(50,441,156)	Sep-23	842,626
U.S. Treasury Long Bond Futures	(106)	Short	(7,981,800)	Sep-23	(83,893)
U.S. Treasury Ultra Bond Futures	(63)	Short	(8,581,781)	Sep-23	(86,001)
U.S. Ultra 10 Year Future	(161)	Short	(19,068,438)	Sep-23	168,791
Wheat Futures (a)	(92)	Short	(3,078,550)	Dec-23	(67,436)
WTI Crude Futures (a)	(136)	Short	(9,626,080)	Aug-23	(377,626)
					$15,009,686

(a)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
June 30, 2023

Forward			Amount of		Amount of	Unrealized
Expiration	Currency to be		Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
9/20/2023	UBS AG	Norwegian Krone	138,000,000	U.S. Dollar	13,010,019	(116,056)
9/20/2023	UBS AG	Polish Zloty	116,000,000	U.S. Dollar	27,809,128	602,127
9/20/2023	UBS AG	Singapore Dollar	30,875,000	U.S. Dollar	23,130,633	(228,284)
9/20/2023	UBS AG	Swedish Krona	166,000,000	U.S. Dollar	15,604,286	(151,207)
9/20/2023	UBS AG	U.S. Dollar	29,842,322	Chinese Yuan Renminbi	212,000,000	473,448
9/20/2023	UBS AG	U.S. Dollar	28,725,076	Norwegian Krone	308,000,000	(52,756)
9/20/2023	UBS AG	U.S. Dollar	10,726,451	Singapore Dollar	14,500,000	(29,308)
9/20/2023	UBS AG	U.S. Dollar	35,594,784	Swedish Krona	382,000,000	34,085
						$532,049